Employee benefit plans - Benefit Payments and Expected to be Paid (Details) $ in Millions	Dec. 31, 2021 USD ($)
Pension Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
2022	$ 268
2023	276
2024	282
2025	277
2026	275
2027-2031	1,326
Total pension and healthcare benefits	2,704
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
2022	45
2023	47
2024	47
2025	49
2026	51
2027-2031	273
Total pension and healthcare benefits	512
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
2022	10
2023	10
2024	10
2025	10
2026	9
2027-2031	39
Total pension and healthcare benefits	88
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	0
2027-2031	1
Total pension and healthcare benefits	$ 1